Restructuring charges (Tables)	6 Months Ended
Jun. 30, 2011
Restructuring charges [Abstract]
Components of net restructuring charges
Net restructuring charges for each period consisted of the following components:

	Quarter Ended June 30,		Six Months Ended June 30,
(in thousands)	2011	2010	2011	2010
Severance accruals	$2,027	$2,526	$2,823	$3,207
Severance reversals	(171)	(732)	(909)	(1,552)
Operating lease obligations	-	-	-	415
Operating lease reversals	-	(308)	-	(308)
Net restructuring accruals	1,856	1,486	1,914	1,762
Other costs	2,748	607	4,164	709
Net restructuring charges	$4,604	$2,093	$6,078	$2,471

Schedule of restructuring accruals, by company initiative
As of June 30, 2011, our restructuring accruals, by company initiative, were as follows:

(in thousands)	2008 initiatives	2009 initiatives	2010 initiatives	2011 initiatives	Total
Balance, December 31, 2010	$117	$652	$6,029	$-	$6,798
Restructuring charges	-	-	74	2,749	2,823
Restructuring reversals	(11)	(55)	(837)	(6)	(909)
Payments, primarily severance	(76)	(335)	(2,700)	(597)	(3,708)
Balance, June 30, 2011	$30	$262	$2,566	$2,146	$5,004

Cumulative amounts:
Restructuring charges	$27,545	$11,015	$9,714	$2,749	$51,023
Restructuring reversals	(5,881)	(1,668)	(1,101)	(6)	(8,656)
Payments, primarily severance	(21,634)	(9,085)	(6,047)	(597)	(37,363)
Balance, June 30, 2011	$30	$262	$2,566	$2,146	$5,004

Schedule of restructuring accruals, by segment
As of June 30, 2011, the components of our restructuring accruals, by segment, were as follows:

	Employee severance benefits				Operating lease obligations
(in thousands)	Small Business Services	Financial Services	Direct Checks	Corporate	Small Business Services	Direct Checks	Total
Balance, December 31, 2010	$1,248	$1,954	$252	$2,616	$236	$492	$6,798
Restructuring charges	366	1,205	79	1,173	-	-	2,823
Restructuring reversals	(579)	(164)	(14)	(152)	-	-	(909)
Inter-segment transfer	16	234	2	(252)	-	-	-
Payments	(647)	(1,047)	(184)	(1,627)	(101)	(102)	(3,708)
Balance, June 30, 2011	$404	$2,182	$135	$1,758	$135	$390	$5,004

Cumulative amounts(1):
Restructuring charges	$14,376	$7,906	$2,898	$23,524	$1,810	$509	$51,023
Restructuring reversals	(2,346)	(998)	(139)	(4,780)	(393)	-	(8,656)
Inter-segment transfer	805	619	63	(1,487)	-	-	-
Payments	(12,431)	(5,345)	(2,687)	(15,499)	(1,282)	(119)	(37,363)
Balance, June 30, 2011	$404	$2,182	$135	$1,758	$135	$390	$5,004

(1) Includes accruals related to our cost reduction initiatives for 2008 through 2011.